Debt	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Debt
18.	Debt

	December 31, 2017			December 31, 2016
($ in millions)	Face Value (US$)	Carrying Value (CAD$)	Fair Value (CAD$)	Face Value (US$)	Carrying Value (CAD$)	Fair Value (CAD$)
3.15% notes due January 2017	$—	$—	$—	$34	$45	$45
3.85% notes due August 2017	—	—	—	16	21	21
2.5% notes due February 2018	22	28	28	22	30	30
3.0% notes due March 2019 (a)	—	—	—	278	372	375
4.5% notes due January 2021 (a)	220	274	285	500	668	685
8.0% notes due June 2021 (a)(b)	—	—	—	650	866	963
4.75% notes due January 2022 (a)	672	841	884	700	936	951
3.75% notes due February 2023 (a)(b)	646	804	818	670	891	858
8.5% notes due June 2024 (b)	600	753	853	600	806	935
6.125% notes due October 2035 (b)	609	751	865	609	804	801
6.0% notes due August 2040 (b)	491	613	686	491	658	623
6.25% notes due July 2041 (b)	795	986	1,144	795	1,055	1,043
5.2% notes due March 2042 (b)	399	494	502	399	528	477
5.4% notes due February 2043 (b)	377	468	481	377	500	450

	4,831	6,012	6,546	6,141	8,180	8,257
Antamina term loan due April 2020	23	28	28	23	30	30
Finance lease liabilities (c)	250	313	313	86	115	115
Other	13	16	16	13	18	18

	5,117	6,369	6,903	6,263	8,343	8,420
Less current portion of debt	(45)	(55)	(55)	(74)	(99)	(99)

	$5,072	$6,314	$6,848	$6,189	$8,244	$8,321

The fair values of debt are determined using market values, if available, and discounted cash flows based on our cost of borrowing where market values are not available. The latter are considered Level 2 fair value measurements with significant other observable inputs on the fair value hierarchy (Note 29).

a)	Debt Transactions — 2017

During the year ended December 31, 2017, we purchased US$1.26 billion aggregate principal amount of our outstanding notes pursuant to cash tender offers, make-whole redemptions and open-market purchases. The principal amount of notes purchased was US$278 million of 3.00% notes due 2019, US$280 million of 4.50% notes due January 2021, US$650 million of 8.00% notes due June 2021 (June 2021 notes), US$28 million of 4.75% notes due 2022 and US$24 million of 3.75% notes due 2023. The total cost of the purchases, which was funded from cash on hand, including the premiums, was US$1.36 billion. We recorded a pre-tax accounting charge of $216 million ($159 million after-tax) in non-operating income (expense) (Note 9) in connection with these purchases for the year ended December 31, 2017. The accounting charge of $216 million included $75 million relating to the write-off of the prepayment option recorded in other assets for the June 2021 notes (Note 28(c)).

b)	Debt Transactions — 2016

In 2016, we purchased US$759 million aggregate principal amount of our outstanding notes through private and open market purchases. The principal amount of notes purchased was US$80 million of 3.75% notes due 2023, US$91 million of 6.125% notes due 2035, US$159 million of 6.00% notes due 2040, US$205 million of 6.25% notes due 2041, US$101 million of 5.20% notes due 2042 and US$123 million of 5.40% notes due 2043. The total cost of the purchases was US$693 million. We recorded a pre-tax accounting gain of $76 million (after-tax $67 million) in non-operating income (expense) (Note 9) in connection with these purchases for the year ended December 31, 2016.

In 2016, we issued US$650 million of senior unsecured notes due June 2021 which were repurchased in 2017. We also issued US$600 million of senior unsecured notes due June 2024 (2024 notes). The 2024 notes have a coupon of 8.50% per annum and an effective interest rate, after taking into account issuance costs and the prepayment option value, of 8.49%. These notes were issued at par value and are callable on or after June 1, 2019 at predefined prices based on the date of redemption. Prior to June 1, 2019, the 2024 notes can be redeemed, in whole or in part, at a redemption price equal to the principal amount plus accrued interest to, but not including, the date of redemption and a make-whole call premium. Our obligations under these notes are guaranteed on a senior unsecured basis by TML, Teck Coal, Teck South American Holdings Ltd. (formerly Teck Financial Corporation Ltd.), TCL U.S. Holdings Ltd., TAK and Highland Valley Copper, each a wholly owned subsidiary of Teck. The 2016 indenture limits the aggregate amount of additional indebtedness for borrowed money that the subsidiary guarantors may guarantee or otherwise incur to 10% of consolidated net tangible assets, subject to certain specified exceptions.

Net proceeds from these issuances in 2016, after underwriting and issuance costs, were US$1.227 billion. We used these proceeds and cash on hand to purchase US$1.25 billion aggregate principal amount of our outstanding notes in 2016 pursuant to cash tender offers. The principal amount of notes purchased in 2016 pursuant to the tender offers was US$266 million of 3.15% notes due 2017, US$284 million of 3.85% notes due 2017, US$478 million of 2.50% notes due 2018 and US$222 million of 3.00% notes due 2019. The total cost of the purchases, including the premium for the purchase, was US$1.267 billion. We recorded a pre-tax accounting charge of $27 million (after-tax $23 million) in non-operating income (expense) on these transactions (Note 9) during the year ended December 31, 2016.

The 2024 notes include a prepayment option that is considered to be an embedded derivative (Note 28(c)).

c)	Finance Lease Liabilities

As at December 31, 2017, the carrying amount of assets under finance leases is $406 million (Note 15(b)) and the corresponding finance lease liabilities are $313 million.

Minimum lease payments in respect of finance lease liabilities and the effect of discounting are as follows:

(CAD$ in millions)	December 31, 2017	December 31, 2016
Undiscounted minimum finance lease payments:
Less than one year	$51	$34
One to five years	134	43
Thereafter	554	62

	739	139
Effect of discounting	(426)	(24)

Present value of minimum finance lease payments — total finance lease liabilities	313	115
Less current portion	(27)	(33)

Long-term finance lease liabilities	$286	$82

The present value of finance lease liabilities and their expected timing of payment are as follows:

(CAD$ in millions)	December 31, 2017	December 31, 2016
Less than one year	$48	$34
One to five years	106	39
Thereafter	159	42

Total	$313	$115

Fort Hills has a service agreement with TransCanada Corp. for the operation of the Northern Courier Pipeline to transport bitumen between the Fort Hills oil sands project and Fort McMurray, Alberta, for a period of 25 years with an option to renew for four additional five-year periods. As at December 31, 2017, our share of the related lease liability was $207 million.

d)	Optional Redemptions

All of our outstanding notes, except the 2024 notes, are redeemable at any time by repaying the greater of the principal amount and the present value of the sum of the remaining scheduled principal and interest amounts discounted at a comparable treasury yield plus a stipulated spread, plus, in each case, accrued interest to, but not including, the date of redemption. In addition, the 2023, 2042 and 2043 notes issued in 2012 are callable at 100% (plus accrued interest to, but not including, the date of redemption) at any time on or after November 1, 2022, September 1, 2041, and August 1, 2042, respectively. The 2022 and 2041 notes issued in 2011 are callable at 100% at any time on or after October 15, 2021, and January 15, 2041, respectively. The January 2021 notes are callable at 100% on or after October 15, 2020, and the 2040 notes are callable at 100% on or after February 15, 2040. The 2024 notes issued during the year ended December 31, 2016, can be redeemed as described in (b).

e)	Revolving Facilities

At December 31, 2017, we had two committed revolving credit facilities in the amounts of US$3.0 billion and US$1.2 billion, respectively. The US$3.0 billion facility is available until October 2022 and is undrawn at December 31, 2017. The US$1.2 billion facility is available until October 2020 and has an aggregate of US$809 million in outstanding letters of credit drawn against it at December 31, 2017.

Under our US$3.0 billion and US$1.2 billion facilities, our uncommitted credit facilities, certain standby letters of credit and hedging lines, we have provided subsidiary guarantees for the benefit of the credit facilities. As a result, our obligations under these agreements are guaranteed on a senior unsecured basis by TML, Teck Coal, Teck South American Holdings Ltd., TCL U.S. Holdings Ltd., TAK and Highland Valley Copper, each a wholly owned subsidiary of Teck.

Any amounts drawn under the committed revolving credit facilities can be repaid at any time and are due in full at maturity. While Teck has non-investment grade credit ratings, amounts outstanding under these facilities bear interest at LIBOR plus an applicable margin based on our leverage ratio. If and when Teck regains investment grade credit ratings, amounts outstanding under these facilities will bear interest at LIBOR plus an applicable margin based on credit ratings. Both facilities require that our total debt-to-capitalization ratio, which was 0.25 to 1.0 at December 31, 2017, not exceed 0.5 to 1.0.

When our credit ratings are below investment grade, we are required to satisfy financial security requirements under power purchase agreements at Quebrada Blanca and transportation, tank storage and pipeline capacity agreements for our interest in Fort Hills. At December 31, 2017, we had an aggregate of US$839 million in letters of credit outstanding for these security requirements. These letters of credit will be terminated if and when we regain investment grade ratings and for the power purchase agreements will also be reduced, if, and when, certain project milestones are reached.

We maintain uncommitted bilateral credit facilities primarily for the issuance of letters of credit to support our future reclamation obligations. As at December 31, 2017, we were party to various uncommitted credit facilities providing for a total of $1.46 billion of capacity, and the aggregate outstanding letters of credit issued thereunder were $1.27 billion. In addition to the letters of credit outstanding under these uncommitted credit facilities, we also had stand-alone letters of credit of $336 million outstanding at December 31, 2017, which were not issued under a credit facility. These uncommitted credit facilities and stand-alone letters of credit are typically renewed on an annual basis.

We also have $350 million in surety bonds outstanding at December 31, 2017, to support current and future reclamation obligations.

f)	Scheduled Principal Payments

At December 31, 2017, the scheduled principal payments excluding finance lease liabilities (c), during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2018	$22	$28
2019	—	—
2020	23	28
2021	220	275
2022	672	844
Thereafter	3,930	4,930

	$4,867	$6,105

g)	Debt Continuity

	US$		CAD$ Equivalent
($ in millions)	2017	2016	2017	2016
As at January 1	$6,213	$6,961	$8,343	$9,634
Cash flows
Issuance of debt	—	1,227	—	1,567
Scheduled debt repayments	(49)	—	(64)	—
Debt repurchases	(1,356)	(1,960)	(1,831)	(2,531)
Finance lease payments (c)	(26)	(22)	(34)	(29)
Non-cash changes
Issuance of debt	—	17	—	22
Loss (gain) on debt repurchases (a)(b)	105	(37)	141	(49)
Changes in foreign exchange rates	—	—	(424)	(308)
Finance lease liabilities (c)	187	21	234	28
Finance fees and discount amortization	3	6	4	9

As at December 31	$5,077	$6,213	$6,369	$8,343